PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES
Schedule of Prepaid expenses

	December 31,
	2021	2020
Prepaid R&D costs	$329,033	$—
Prepaid insurance	684,191	—
Prepaid other expenses	2,250	—
Total	$1,015,474	$—